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                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                                (THE "COMPANY")

                       CALIFORNIA TAX-EXEMPT INCOME FUND
                                 (THE "FUND")

                      Supplement dated December 22, 1998
                      to Prospectus dated August 1, 1998

  At a regular meeting of the Company's Board of Directors on November 13, 1998, the Board approved a change in the Fund's dollar-weighted average portfolio maturity from 3-10 years to 3-5 years.